Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Net income	$ 228,328	$ 305,984	$ 109,851
Other Comprehensive Income, Before Tax:
Foreign Currency Translation Adjustments	(222,255)	14,272	(7,963)
Pension and Other Postretirement Benefit Liabilities
Net (Loss) Gain Arising During the Period	(34,949)	(33,040)	27,514
Prior Service Cost Arising During the Period		1,087
Less: Amortization of Prior Service Cost Included in Net Periodic Pension Cost	86	200	310
Less: Amortization of Net Loss and Settlement Recognition	16,149	16,086	20,412
Effect of Exchange Rates on Amounts Included for Pensions	8,842	140	529
Pension and Other Postretirement Benefit Liability Adjustments	(9,872)	(15,527)	48,765
Unrealized Gains on Available-For-Sale Securities
Unrealized Holding (Losses) Gains During the Period	(2,025)	7,394	8,599
Less: Reclassification Adjustments for (Gains) Included in Net Income	(6,068)	(1,806)	(2,585)
Unrealized Gain (Loss) on Securities	(8,093)	5,588	6,014
Unrealized (Loss) on Derivatives	(946)	(1,463)	(15)
Other Comprehensive (Loss) Income, Before Tax	(241,166)	2,870	46,801
Income Tax Expense (Benefit) Related to Components of Other Comprehensive Income	8,927	4,976	(19,470)
Other Comprehensive (Loss) Income, After Tax	(232,239)	7,846	27,331
Comprehensive (Loss) Income	(3,911)	313,830	137,182
Less: Comprehensive (Loss) Income Attributable to Noncontrolling Interests	(15,742)	19,799	19,939
Comprehensive Income Attributable to RPM International Inc. Stockholders	$ 11,831	$ 294,031	$ 117,243